Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Income tax provision	$ 88,327	$ 64,703	$ 152,466	$ 1,319,280
Effective tax rate (in percent)	(661.36%)	19.83%	(3.08%)	32.59%
Statutory federal income tax rate	21.00%		21.00%	21.00%
Return to provision adjustment	$ 35,014